Financial Risk Management - Schedule of Exposure to Interest Rate Risk (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial instruments with cash flow risk
Cash and cash equivalents	$ 4,138,074	$ 29,116,835	$ 18,575,040	$ 11,699,066
Interest Rate Risk [Member]
Financial instruments with cash flow risk
Cash and cash equivalents	4,138,074	29,116,835
Financial instruments with cash flow risk	$ 4,138,074	$ 29,116,835